Loss per Share	9 Months Ended
Sep. 30, 2025
Loss per Share [Abstract]
Loss per Share
15.	Loss per Share:

The calculation of net loss per common share is summarized below:

	September 30, 2025	September 30, 2024
Net loss	$(2,441)	$(1,562)
Less: Net loss attributable to non-controlling interest	(29)	-
Net loss attributable to United Maritime Corporation	(2,412)	(1,562)
Net loss attributable to common shareholders, basic & diluted	$(2,412)	$(1,562)

Weighted average number of common shares outstanding, basic	8,841,632	8,723,765
Weighted average number of common shares outstanding, diluted	8,841,632	8,797,527

Net loss per share attributable to common shareholders, basic & diluted	$(0.27)	$(0.18)

The Company calculates basic loss per share in conformity with the two-class method required for companies with participating securities. The calculation of basic loss per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the nine-month periods ended September 30, 2025 and 2024, unexercised warrants were also excluded from the computation of diluted shares as their effect would be anti-dilutive due to the loss in the period.